FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Insurance- related contracts
		Held for trading	Other					Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Financial assets
Cash and balances at central banks	—	—	—	—	—	76,420	—	76,420
Items in the course of collection from banks	—	—	—	—	—	147	—	147
Financial assets at fair value through profit or loss	—	21,760	185,011	—	—	—	—	206,771
Derivative financial instruments	86	21,965	—	—	—	—	—	22,051
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	10,533	—	10,533
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	499,788	—	499,788
Debt securities	—	—	—	—	—	6,835	—	6,835
Financial assets at amortised cost	—	—	—	—	—	517,156	—	517,156
Financial assets at fair value through other comprehensive income	—	—	—	—	28,137	—	—	28,137
Reinsurance assets	—	—	—	—	—	—	759	759
Total financial assets	86	43,725	185,011	—	28,137	593,723	759	851,441
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	37,732	—	37,732
Customer deposits and repurchase agreements	—	—	—	—	—	477,384	—	477,384
Items in course of transmission to banks	—	—	—	—	—	316	—	316
Financial liabilities at fair value through profit or loss	—	16,582	—	6,541	—	—	—	23,123
Derivative financial instruments	327	17,733	—	—	—	—	—	18,060
Notes in circulation	—	—	—	—	—	1,321	—	1,321
Debt securities in issue	—	—	—	—	—	71,552	—	71,552
Liabilities arising from insurance contracts and participating investment contracts	—	—	—	—	—	—	123,423	123,423
Liabilities arising from non-participating investment contracts[1]	—	—	—	45,040	—	—	—	45,040
Other	—	—	—	—	—	1,475	308	1,783
Subordinated liabilities	—	—	—	—	—	13,108	—	13,108
Total financial liabilities	327	34,315	—	51,581	—	602,888	123,731	812,842
1Non-participating investment contracts related to the insurance business are designated at fair value through profit or loss. These contracts have been disclosed within the designated at fair value through profit or loss column (rather than as previously disclosed in the insurance-related contracts column) to provide the reader with a clearer indication of their measurement basis.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Insurance- related contracts
		Held for trading	Other					Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	73,257	—	73,257
Items in the course of collection from banks	—	—	—	—	—	299	—	299
Financial assets at fair value through profit or loss	—	20,825	170,344	—	—	—	—	191,169
Derivative financial instruments	816	28,797	—	—	—	—	—	29,613
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—	10,746	—	10,746
Loans and advances to customers and reverse repurchase agreements	—	—	—	—	—	498,843	—	498,843
Debt securities	—	—	—	—	—	5,405	—	5,405
Financial assets at amortised cost	—	—	—	—	—	514,994	—	514,994
Financial assets at fair value through other comprehensive income	—	—	—	—	27,603	—	—	27,603
Reinsurance assets	—	—	—	—	—	—	842	842
Total financial assets	816	49,622	170,344	—	27,603	588,550	842	837,777
Financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—	—	31,465	—	31,465
Customer deposits and repurchase agreements	—	—	—	—	—	460,068	—	460,068
Items in course of transmission to banks	—	—	—	—	—	306	—	306
Financial liabilities at fair value through profit or loss	—	15,818	—	6,828	—	—	—	22,646
Derivative financial instruments	684	26,629	—	—	—	—	—	27,313
Notes in circulation	—	—	—	—	—	1,305	—	1,305
Debt securities in issue	—	—	—	—	—	87,397	—	87,397
Liabilities arising from insurance contracts and participating investment contracts	—	—	—	—	—	—	116,060	116,060
Liabilities arising from non-participating investment contracts[1]	—	—	—	38,452	—	—	—	38,452
Other	—	—	—	—	—	1,672	343	2,015
Subordinated liabilities	—	—	—	—	—	14,261	—	14,261
Total financial liabilities	684	42,447	—	45,280	—	596,474	116,403	801,288
1Non-participating investment contracts related to the insurance business are designated at fair value through profit or loss. These contracts have been disclosed within the designated at fair value through profit or loss column (rather than as previously disclosed in the insurance-related contracts column) to provide the reader with a clearer indication of their measurement basis.

Schedule of Financial Assets Excluding Derivatives	). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-92). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to banks	—	4,170	—	4,170
Loans and advances to customers	—	15,575	9,793	25,368
Debt securities:
Government securities	17,668	12	—	17,680
Other public sector securities	—	2,731	—	2,731
Bank and building society certificates of deposit	—	6,297	—	6,297
Asset-backed securities:
Mortgage-backed securities	—	433	—	433
Other asset-backed securities	—	177	98	275
Corporate and other debt securities	—	18,123	1,679	19,802
	17,668	27,773	1,777	47,218
Treasury and other bills	19	—	—	19
Contracts held with reinsurers	—	12,371	—	12,371
Equity shares	115,882	—	1,743	117,625
Total financial assets at fair value through profit or loss	133,569	59,889	13,313	206,771
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,613	—	—	14,613
Asset-backed securities:
Other asset-backed securities	—	—	70	70
Corporate and other debt securities	644	12,490	—	13,134
	15,257	12,490	70	27,817
Treasury and other bills	85	—	—	85
Equity shares	—	—	235	235
Total financial assets at fair value through other comprehensive income	15,342	12,490	305	28,137
Total financial assets carried at fair value, excluding derivatives	148,911	72,379	13,618	234,908

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to banks	—	4,467	—	4,467
Loans and advances to customers	—	12,508	11,501	24,009
Debt securities:
Government securities	20,332	290	—	20,622
Other public sector securities	—	2,289	65	2,354
Bank and building society certificates of deposit	44	4,797	—	4,841
Asset-backed securities:
Mortgage-backed securities	—	467	—	467
Other asset-backed securities	—	265	—	265
Corporate and other debt securities	—	16,245	1,889	18,134
	20,376	24,353	1,954	46,683
Treasury and other bills	18	—	—	18
Contracts held with reinsurers	—	19,543	—	19,543
Equity shares	94,687	171	1,591	96,449
Total financial assets at fair value through profit or loss	115,081	61,042	15,046	191,169
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,286	—	—	14,286
Asset-backed securities:
Other asset-backed securities	—	—	180	180
Corporate and other debt securities	498	12,437	—	12,935
	14,784	12,437	180	27,401
Treasury and other bills	36	—	—	36
Equity shares	—	—	166	166
Total financial assets at fair value through other comprehensive income	14,820	12,437	346	27,603
Total financial assets carried at fair value, excluding derivatives	129,901	73,479	15,392	218,772

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2021			2020
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
	£m	£m	£m	£m	£m	£m
At 1 January	15,046	346	15,392	14,908	408	15,316
Exchange and other adjustments	4	(11)	(7)	94	9	103
Gains recognised in the income statement within other income	183	—	183	836	—	836
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	69	69	—	(48)	(48)
Purchases/increases to customer loans	1,709	8	1,717	1,756	8	1,764
Sales/repayments of customer loans	(2,765)	(107)	(2,872)	(2,316)	(31)	(2,347)
Transfers into the level 3 portfolio	171	—	171	167	—	167
Transfers out of the level 3 portfolio	(1,035)	—	(1,035)	(399)	—	(399)
At 31 December	13,313	305	13,618	15,046	346	15,392
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(71)	—	(71)	109	—	109
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2021	2020
	£m	£m
At 1 January	45	48
(Gains) losses recognised in the income statement within other income	(5)	1
Additions	4	—
Redemptions	(7)	(4)
At 31 December	37	45
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(4)	—

Schedule of Financial Liabilities Excluding Derivatives

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities and other liabilities designated at fair value through profit or loss	—	6,504	37	6,541
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	—	14,962	—	14,962
Other deposits	—	—	—	—
Short positions in securities	1,569	51	—	1,620
	1,569	15,013	—	16,582
Total financial liabilities carried at fair value, excluding derivatives	1,569	21,517	37	23,123
At 31 December 2020
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	—	14,996	—	14,996
Other deposits	—	6	—	6
Short positions in securities	778	38	—	816
	778	15,040	—	15,818
Total financial liabilities carried at fair value, excluding derivatives	778	21,823	45	22,646

Schedule of Derivatives	). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-92). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	44	21,114	893	22,051	60	28,572	981	29,613
Derivative liabilities	(62)	(17,054)	(944)	(18,060)	(56)	(25,883)	(1,374)	(27,313)

Schedule of Valuation Adjustment Movements
The following table summarises the movement on this valuation adjustment account during 2020 and 2021:

	2021	2020
	£m	£m
At 1 January	474	423
Income statement (credit) charge	(18)	70
Transfers	—	(19)
At 31 December	456	474

Schedule of Valuation Adjustment Movements	Represented by:

	2021	2020
	£m	£m
Credit Valuation Adjustment	306	358
Debit Valuation Adjustment	(26)	(35)
Funding Valuation Adjustment	176	151
	456	474

Schedule of Sensitivity of Level 3 Valuations

			2021			2020
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+213bps)[4]	9,793	502	(460)	11,501	528	(651)
Debt securities	Discounted cash flows	Credit spreads (+/- 7%)[5]	191	13	(13)	226	10	(10)
Equity and venture capital investments	Market approach	Earnings multiple (3.5/14.9)[6]	1,692	191	(191)	1,905	72	(72)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	892	123	(131)	634	91	(121)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	745	22	(16)	780	6	(34)
			13,313			15,046
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	70	4	(4)	180	6	(6)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	235	14	(14)	166	6	(6)
			305			346
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)[7]	893	10	(23)	981	8	(6)
Level 3 financial assets carried at fair value			14,511			16,373
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	37	1	(1)	45	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/168%)[7]	944	—	—	1,374	—	—
Level 3 financial liabilities carried at fair value			981			1,419
1Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
2Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
3Underlying asset/net asset values represent fair value.
42020: -50bps/215bps
52020: +/-5%
62020: 1.0/15.2
72020: 13%/128%
82020: +/-50bps

Schedule of Valuation Hierarchy for Financial Assets
The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-92). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements	10,533	10,529	—	3,532	6,997
Loans and advances to customers and reverse repurchase agreements:
Stage 1	450,342	452,758	—	51,221	401,537
Stage 2	33,817	34,617	—	—	34,617
Stage 3	4,862	4,851	—	—	4,851
Purchased or originated credit-impaired	10,767	10,767	—	—	10,767
	499,788	502,993	—	51,221	451,772
Debt securities	6,835	6,876	—	6,739	137
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	3,532	3,532	—	3,532	—
Loans and advances to customers and reverse repurchase agreements	51,221	51,221	—	51,221	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements	10,746	10,745	—	2,686	8,059
Loans and advances to customers and reverse repurchase agreements:
Stage 1	432,571	431,395	—	58,643	372,752
Stage 2	49,514	50,198	—	—	50,198
Stage 3	4,508	4,412	—	—	4,412
Purchased or originated credit-impaired	12,250	12,250	—	—	12,250
	498,843	498,255	—	58,643	439,612
Debt securities	5,405	5,398	—	5,387	11
Reverse repurchase agreements included in above amounts:
Loans and advances to banks and reverse repurchase agreements	2,686	2,686	—	2,686	—
Loans and advances to customers and reverse repurchase agreements	58,643	58,643	—	58,643	—

Schedule of Valuation Hierarchy for Financial Liabilities
The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-92).

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	37,732	37,733	—	37,733	—
Customer deposits and repurchase agreements	477,384	477,546	—	477,546	—
Debt securities in issue	71,552	74,665	—	74,665	—
Subordinated liabilities	13,108	14,804	—	14,804	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	30,085	30,085	—	30,085	—
Customer deposits and repurchase agreements	1,040	1,040	—	1,040	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks and repurchase agreements	31,465	31,468	—	31,468	—
Customer deposits and repurchase agreements	460,068	460,338	—	453,261	7,077
Debt securities in issue	87,397	93,152	—	93,152	—
Subordinated liabilities	14,261	16,410	—	16,410	—
Repurchase agreements included in above amounts:
Deposits from banks and repurchase agreements	18,767	18,767	—	18,767	—
Customer deposits and repurchase agreements	9,417	9,417	—	9,417	—